Transamerica BlackRock Real Estate Securities VP

SCHEDULE OF INVESTMENTS
At September 30, 2024
(unaudited)

	Shares	Value
COMMON STOCKS - 97.0%
Australia - 3.4%
Goodman Group, REIT	82,101	$ 2,099,572
GPT Group, REIT	361,359	1,244,132
Lendlease Corp. Ltd.	521,349	2,559,086
National Storage, REIT (A)	1,408,732	2,483,514
NEXTDC Ltd. (B)	233,378	2,823,554
Region RE Ltd., REIT	908,819	1,438,835
		12,648,693
Belgium - 0.8%
VGP NV (A)	28,754	2,944,690
Canada - 0.7%
Chase Properties, REIT	246,343	2,755,865
France - 1.8%
Unibail-Rodamco-Westfield, REIT (B)	75,866	6,637,785
Germany - 2.5%
Vonovia SE	253,705	9,243,331
Hong Kong - 6.6%
CK Asset Holdings Ltd.	1,082,500	4,762,312
Hang Lung Group Ltd.	154,000	208,005
Hang Lung Properties Ltd.	331,000	323,172
Henderson Land Development Co. Ltd.	247,000	787,975
Link, REIT	1,775,719	8,965,567
Sun Hung Kai Properties Ltd.	548,000	6,030,654
Wharf Holdings Ltd.	179,000	511,175
Wharf Real Estate Investment Co. Ltd.	932,000	3,296,951
		24,885,811
Japan - 11.1%
Daito Trust Construction Co. Ltd. (A)	12,400	1,502,063
Daiwa House Industry Co. Ltd.	117,500	3,682,988
Daiwa House Investment Corp., REIT	1,498	2,454,542
Invincible Investment Corp., REIT	6,891	2,977,430
Japan Airport Terminal Co. Ltd.	53,500	1,918,146
Japan Hotel Investment Corp., REIT	7,768	3,864,408
Katitas Co. Ltd. (A)	182,300	2,525,373
KDX Realty Investment Corp., REIT	2,398	2,522,718
Mitsubishi Estate Co. Ltd.	677,100	10,639,974
Mitsui Fudosan Logistics Park, Inc., REIT	1,165	3,440,894
ORIX J-REIT, Inc.	2,539	2,713,448
Tokyu Fudosan Holdings Corp.	518,300	3,555,706
		41,797,690
Singapore - 0.8%
CapitaLand Investment Ltd. (A)	1,318,900	3,201,687
Spain - 1.8%
Cellnex Telecom SA (B)(C)	46,637	1,891,225
Merlin Properties Socimi SA, REIT	372,735	4,717,524
		6,608,749
Sweden - 1.5%
Castellum AB (B)	185,236	2,714,926
Sagax AB, Class B	107,770	3,068,880
		5,783,806
	Shares	Value
COMMON STOCKS (continued)
Switzerland - 0.9%
Swiss Prime Site AG	30,727	$ 3,443,559
United Kingdom - 4.2%
Big Yellow Group PLC, REIT	146,320	2,480,494
Land Securities Group PLC, REIT	355,547	3,094,520
Tritax Big Box PLC, REIT	2,998,616	6,378,319
UNITE Group PLC, REIT	318,259	3,999,667
		15,953,000
United States - 60.9%
Agree Realty Corp., REIT	119,240	8,982,349
Alexandria Real Estate Equities, Inc., REIT	11,317	1,343,894
AvalonBay Communities, Inc., REIT	57,138	12,870,334
BXP, Inc., REIT	54,497	4,384,829
CBRE Group, Inc., Class A (B)	23,300	2,900,384
Cousins Properties, Inc., REIT	93,949	2,769,616
CubeSmart, REIT	116,972	6,296,603
Digital Realty Trust, Inc., REIT	27,260	4,411,486
EastGroup Properties, Inc., REIT	33,810	6,316,384
EPR Properties, REIT	130,119	6,381,036
Equinix, Inc., REIT	24,418	21,674,149
Essential Properties Realty Trust, Inc., REIT	87,943	3,003,253
Extra Space Storage, Inc., REIT	69,177	12,465,004
Federal Realty Investment Trust, REIT	71,028	8,166,089
Healthpeak Properties, Inc., REIT	224,016	5,123,246
Host Hotels & Resorts, Inc., REIT	26,176	460,698
Invitation Homes, Inc., REIT	159,735	5,632,256
Lineage, Inc., REIT	58,224	4,563,597
Mid-America Apartment Communities, Inc., REIT	60,695	9,644,435
Omega Healthcare Investors, Inc., REIT	139,909	5,694,296
Prologis, Inc., REIT	123,043	15,537,870
Regency Centers Corp., REIT	129,983	9,388,672
Rexford Industrial Realty, Inc., REIT	112,093	5,639,399
Ryman Hospitality Properties, Inc., REIT	65,081	6,979,286
SBA Communications Corp., REIT	22,527	5,422,249
Simon Property Group, Inc., REIT	35,314	5,968,772
STAG Industrial, Inc., REIT	125,375	4,900,909
Sun Communities, Inc., REIT	51,200	6,919,680
Ventas, Inc., REIT	142,574	9,143,271
Vertiv Holdings Co.	21,440	2,133,066
VICI Properties, Inc., REIT	369,012	12,291,790
Welltower, Inc., REIT	94,628	12,115,223
		229,524,125
Total Common Stocks (Cost $338,392,933)		365,428,791
OTHER INVESTMENT COMPANY - 0.3%
Securities Lending Collateral - 0.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.96% (D)	1,245,178	1,245,178
Total Other Investment Company (Cost $1,245,178)		1,245,178
Transamerica Series Trust

Transamerica BlackRock Real Estate Securities VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 1.8%
Fixed Income Clearing Corp.,
2.10% (D), dated 09/30/2024, to be
repurchased at $6,677,276 on 10/01/2024.
Collateralized by a U.S. Government
Obligation, 0.75%, due 04/30/2026, and
with a value of $6,810,612.
$ 6,676,886	$ 6,676,886
Total Repurchase Agreement (Cost $6,676,886)	6,676,886
Total Investments (Cost $346,314,997)	373,350,855
Net Other Assets (Liabilities) - 0.9%	3,305,744
Net Assets - 100.0%	$ 376,656,599
FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BNP	10/15/2024	USD	746,232	GBP	572,000	$—	$(18,499)
BNP	10/15/2024	USD	10,320,458	JPY	1,494,881,000	—	(103,774)
BNP	10/15/2024	USD	1,322,850	SEK	13,504,000	—	(7,847)
BNP	10/15/2024	EUR	118,000	USD	131,027	411	—
BNP	10/15/2024	GBP	2,712,000	USD	3,575,689	50,096	—
BNP	10/15/2024	KRW	503,992,000	USD	370,740	15,048	—
BOA	10/15/2024	USD	2,895,445	AUD	4,246,000	—	(40,776)
BOA	10/15/2024	USD	116,543	GBP	89,000	—	(2,445)
BOA	10/15/2024	AUD	1,159,000	USD	796,558	4,921	—
BOA	10/15/2024	CAD	13,000	USD	9,577	38	—
BOA	10/15/2024	GBP	36,000	USD	47,256	874	—
BOA	10/15/2024	HKD	123,000	USD	15,799	26	—
BOA	10/15/2024	ILS	3,438,000	USD	933,820	—	(11,293)
BOA	10/15/2024	JPY	27,693,000	USD	192,366	745	—
BOA	10/15/2024	KRW	187,892,000	USD	141,516	2,309	—
BOA	10/15/2024	SGD	4,580,000	USD	3,405,584	160,742	—
CITI	10/15/2024	NZD	387,000	USD	237,802	8,067	—
CITI	10/15/2024	SEK	371,000	USD	34,485	2,073	—
GSI	10/15/2024	USD	783,634	JPY	114,516,000	—	(14,918)
GSI	10/15/2024	AUD	66,000	USD	44,768	872	—
GSI	10/15/2024	NOK	1,039,000	USD	99,081	—	(608)
GSI	10/15/2024	SEK	23,331,000	USD	2,276,862	22,198	—
GSI	10/15/2024	SGD	103,000	USD	80,233	—	(30)
HSBC	10/15/2024	USD	2,327,425	AUD	3,455,000	—	(61,797)
HSBC	10/15/2024	USD	731,142	EUR	672,000	—	(17,385)
HSBC	10/15/2024	USD	637,226	GBP	485,000	—	(11,191)
HSBC	10/15/2024	USD	17,387,298	HKD	135,347,000	—	(26,326)
HSBC	10/15/2024	USD	69,076	JPY	10,081,000	—	(1,222)
HSBC	10/15/2024	CAD	1,437,000	USD	1,055,963	6,929	—
HSBC	10/15/2024	CHF	818,000	USD	970,746	—	(2,468)
HSBC	10/15/2024	EUR	4,486,000	USD	4,979,724	17,138	—
HSBC	10/15/2024	HKD	6,292,000	USD	808,596	927	—
HSBC	10/15/2024	ILS	5,452,000	USD	1,492,228	—	(29,279)
HSBC	10/15/2024	JPY	101,586,103	USD	639,364	69,025	—
HSBC	10/15/2024	NOK	700,000	USD	66,111	233	—
HSBC	10/15/2024	NZD	581,000	USD	355,721	13,399	—
JPM	10/15/2024	USD	259,184	AUD	396,000	—	(14,661)
JPM	10/15/2024	USD	8,279,672	EUR	7,499,000	—	(73,309)
JPM	10/15/2024	USD	1,370,371	SEK	13,977,000	—	(6,935)
JPM	10/15/2024	AUD	15,339,000	USD	10,399,322	207,998	—
Transamerica Series Trust

Transamerica BlackRock Real Estate Securities VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
JPM	10/15/2024	CHF	1,031,000	USD	1,195,303	$25,107	$—
JPM	10/15/2024	EUR	298,000	USD	324,771	7,165	—
JPM	10/15/2024	GBP	3,053,000	USD	3,968,412	113,271	—
JPM	10/15/2024	HKD	3,736,000	USD	480,321	349	—
JPM	10/15/2024	ILS	3,251,000	USD	890,337	—	(17,988)
JPM	10/15/2024	JPY	3,230,545,000	USD	22,366,076	161,436	—
JPM	10/15/2024	SEK	20,407,000	USD	1,989,307	21,620	—
JPM	10/15/2024	SGD	7,100,000	USD	5,456,946	71,638	—
NOMI	10/15/2024	AUD	3,909,000	USD	2,638,783	64,393	—
NOMI	10/15/2024	CAD	960,000	USD	705,395	4,679	—
NOMI	10/15/2024	GBP	31,000	USD	41,485	—	(39)
NOMI	10/15/2024	JPY	30,304,000	USD	210,398	921	—
SSB	10/15/2024	USD	2,235,051	AUD	3,288,000	—	(38,688)
SSB	10/15/2024	USD	684,254	CAD	931,000	—	(4,370)
SSB	10/15/2024	USD	669,066	CAD	900,000	3,372	—
SSB	10/15/2024	USD	883,459	CHF	750,000	—	(4,327)
SSB	10/15/2024	USD	800,733	CHF	675,000	1,725	—
SSB	10/15/2024	USD	164,785	EUR	151,000	—	(3,410)
SSB	10/15/2024	USD	6,555,830	EUR	5,882,000	3,992	—
SSB	10/15/2024	USD	7,647,719	GBP	5,832,000	—	(149,324)
SSB	10/15/2024	USD	11,605,293	JPY	1,683,334,000	—	(133,073)
SSB	10/15/2024	USD	501,238	JPY	71,443,000	3,046	—
SSB	10/15/2024	USD	64,407	SEK	690,000	—	(3,586)
SSB	10/15/2024	USD	1,398,741	SGD	1,821,000	—	(19,224)
SSB	10/15/2024	AUD	378,000	USD	249,199	12,198	—
SSB	10/15/2024	EUR	4,620,000	USD	5,143,644	2,478	—
SSB	10/15/2024	HKD	17,649,000	USD	2,270,157	547	—
SSB	10/15/2024	HKD	422,000	USD	54,309	—	(15)
SSB	10/15/2024	NZD	316,000	USD	197,975	2,785	—
SSB	10/15/2024	SEK	455,000	USD	42,605	2,231	—
UBS	10/15/2024	USD	899,454	AUD	1,331,000	—	(20,968)
UBS	10/15/2024	USD	128,114	AUD	185,000	182	—
UBS	10/15/2024	USD	237,212	GBP	181,000	—	(4,775)
UBS	10/15/2024	CAD	1,607,000	USD	1,194,991	—	(6,358)
UBS	10/15/2024	CHF	78,000	USD	90,797	1,533	—
UBS	10/15/2024	EUR	1,022,000	USD	1,129,873	8,511	—
UBS	10/15/2024	GBP	268,000	USD	350,595	7,706	—
UBS	10/15/2024	HKD	19,862,000	USD	2,551,564	3,863	—
UBS	10/15/2024	JPY	4,157,000	USD	26,909	2,079	—
UBS	10/15/2024	SEK	560,000	USD	53,114	2,069	—
Total						$1,112,965	$(850,908)
INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Specialized REITs	19.8%	$73,906,325
Real Estate Management & Development	18.2	67,902,891
Retail REITs	14.0	52,303,934
Industrial REITs	13.1	48,876,944
Residential REITs	10.5	39,066,372
Health Care REITs	8.9	33,419,930
Diversified REITs	4.6	17,036,689
Hotel & Resort REITs	3.8	14,281,822
Office REITs	2.6	9,867,893
IT Services	0.8	2,823,554
Electrical Equipment	0.6	2,133,066
Transamerica Series Trust

Transamerica BlackRock Real Estate Securities VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments	Value
Transportation Infrastructure	0.5%	$1,918,146
Diversified Telecommunication Services	0.5	1,891,225
Investments	97.9	365,428,791
Short-Term Investments	2.1	7,922,064
Total Investments	100.0%	$ 373,350,855
INVESTMENT VALUATION:

Valuation Inputs (E)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$232,279,990	$133,148,801	$—	$365,428,791
Other Investment Company	1,245,178	—	—	1,245,178
Repurchase Agreement	—	6,676,886	—	6,676,886
Total Investments	$233,525,168	$139,825,687	$—	$373,350,855
Other Financial Instruments
Forward Foreign Currency Contracts (F)	$—	$1,112,965	$—	$1,112,965
Total Other Financial Instruments	$—	$1,112,965	$—	$1,112,965
LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (F)	$—	$(850,908)	$—	$(850,908)
Total Other Financial Instruments	$—	$(850,908)	$—	$(850,908)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
All or a portion of the security is on loan. The total value of the securities on loan is $7,562,741, collateralized by cash collateral of $1,245,178 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $6,771,132. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(B)	Non-income producing security.
(C)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2024, the total value of 144A securities is $1,891,225, representing 0.5% of the
Portfolio's net assets.

(D)	Rate disclosed reflects the yield at September 30, 2024.
(E)
There were no transfers in or out of Level 3 during the period ended September 30, 2024. Please reference the Investment Valuation section of the
Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

(F)	Derivative instruments are valued at unrealized appreciation (depreciation).
CURRENCY ABBREVIATION(S):
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israel New Shekel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
Transamerica Series Trust

Transamerica BlackRock Real Estate Securities VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
CURRENCY ABBREVIATION(S) (continued):
SGD	Singapore Dollar
USD	United States Dollar
COUNTERPARTY ABBREVIATION(S):
BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
GSI	Goldman Sachs International
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
NOMI	Nomura International PLC
SSB	State Street Bank & Trust Co.
UBS	UBS AG
PORTFOLIO ABBREVIATION(S):
J-REIT	Japan-Real Estate Investment Trust
REIT	Real Estate Investment Trust
Transamerica Series Trust

Transamerica BlackRock Real Estate Securities VP

NOTES TO SCHEDULE OF INVESTMENTS
At September 30, 2024
(unaudited)
INVESTMENT VALUATION
Transamerica BlackRock Real Estate Securities VP (the "Portfolio") is a series of the Transamerica Series Trust.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at September 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Transamerica Series Trust

Transamerica BlackRock Real Estate Securities VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
Transamerica Series Trust